Components of deferred tax assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Tax Credit Carryforwards Other	$ 12,056	$ 8,195
Deferred Tax Asset Operating Loss Carryforwards And Other Carryforwards	1,261,413	1,269,523
Deferred Tax Assets Tax Deferred Expense Compensation And Benefits	111,677	51,742
Allowance for loan losses	710,666	760,956
Deferred Tax Assets Depreciation	7,915	7,577
Other temporary differences	27,755	34,443
Total gross deferred tax assets	2,149,690	2,152,148
Deferred Tax Liabilities Abstract
Deferred Tax Liabilities Deferred Expense Deferred Policy Acquisition Cost	37,804	37,938
Deferred Tax Liabilities Parents Basis In Discontinued Operation	0	0
FDIC-assisted transaction	81,335	79,381
Deferred Tax Liabilities, Investments	20,817	3,822
Other temporary differences	18,093	13,387
Total gross deferred tax liabilities	158,049	134,528
Valuation allowance	1,212,748	1,257,977
Net deferred tax asset	778,893	759,643
Loans Member
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	7,720	7,164
Deferred Tax Liabilities Abstract
Deferred Tax Liabilities Deferred Expense Deferred Financing Costs	0	0
Sale Leaseback [Member]
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	7,500	9,313
Intercompany [Member]
Deferred Tax Assets Gross Abstract
Deferred Tax Assets Deferred Income	$ 2,988	$ 3,235